Note 5 - Convertible Loans and Interest Payable: Derivative Liability on Convertible Loans (Details) (USD $)	Feb. 28, 2015	Aug. 31, 2014	Feb. 28, 2014	Aug. 31, 2013
Details
Derivative Instruments and Hedges, Liabilities	$ 333,333	$ 1,025,000	$ 183,867	$ 350,344